Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000012240 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000012240 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000012240 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000012240 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000012240 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000012240 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000012240 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000012238 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000012238 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000012238 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000012238 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000012238 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012238 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012238 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)